Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Receivables

	2019 € m	2018 € m
Current
Trade receivables	2,387	2,761
Amounts receivable in respect of construction contracts (i)	914	878
Total trade receivables, gross	3,301	3,639
Loss allowance	(118)	(133)
Total trade receivables, net	3,183	3,506
Amounts receivable from equity accounted investments	8	9
Prepayments and other receivables	576	559
Total	3,767	4,074

Non-current
Other receivables	317	181

(i)
Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to
€
247 million and
€
183 million respectively (2018:
€
245 million and
€
168 million respectively).

Summary of Loss Allowance for Receivables
The movements in the loss allowance for receivables during the financial year were as follows:

	2019 € m	2018 € m	2017 € m
At 1 January	133	131	152
Reclassified from/(as) held for sale	-	6	(6)
Translation adjustment	2	-	(7)
Provided during year	45	35	32
Disposed of during year	(30)	(3)	-
Written off during year	(26)	(30)	(36)
Arising on acquisition (note 32)	1	6	3
Recovered during year	(7)	(12)	(7)
At 31 December	118	133	131

Summary of Gross Carrying Value Trade Receivables and Loss Allowance by Segment	The following table sets out the gross carrying value of trade receivables and loss allowance by segment:

	Gross carrying value of trade receivables			Loss allowance
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m

Americas Materials	1,353	1,322	1,054	27	19	17
Europe Materials	1,228	1,168	1,105	70	64	70
Building Products (i)	720	1,149	1,070	21	50	44
Total Group	3,301	3,639	3,229	118	133	131

Summary of Information About Building Products Segment By Geographic Location
(i)	Analysis of Building Products segment by geographic location:

	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m

Americas	589	566	495	16	15	10
Europe	131	583	575	5	35	34
Total	720	1,149	1,070	21	50	44

Schedule of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date
Aged analysis
The aged analysis of trade receivables and amounts receivable in respect of construction contracts at the balance sheet date was as follows:

	2019 € m	2018 € m
Neither past due nor impaired	2,140	2,319
Past due but not impaired:
- less than 60 days	770	922
- 60 days or greater but less than 120 days	186	169
- 120 days or greater	87	96
Impaired (partial or full provision)	118	133
Total	3,301	3,639